Share capital (Details)			12 Months Ended			18 Months Ended
		Apr. 29, 2019 £ / shares shares	Oct. 31, 2020 USD ($) shares	Oct. 31, 2019 USD ($) shares		Oct. 31, 2018 USD ($) shares		Oct. 31, 2020 £ / shares shares	Oct. 31, 2019 £ / shares shares	Oct. 31, 2018 £ / shares shares
Share capital, Disclosure [Abstract]
Shares issued and fully paid at beginning of period	[1]		$ 47,200,000
Shares utilized to satisfy option awards				$ 710,000,000
Share reorganization				0	[2]	$ 0	[3]
Shares issued relating to acquisition of the HPE Software business	[3]					6,514,200,000
Redemption of shares (in shares) | shares		(413,784,754)
Redemption of shares				1,800,000,000	[2]	500,000,000	[3]
Shares issued and fully paid at end of period			47,300,000	47,200,000	[1]
Nominal value per share (in pounds per share) | £ / shares		£ 335.89						£ 1,963.00
Proceeds from issuing shares			$ 2,600,000	$ 3,100,000		$ 5,800,000
Number of treasury shares held (in shares) | shares								29,644,627	30,200,905	9,858,205
Number of shares with voting rights (in shares) | shares								334,900,750	333,382,423
Number of share options (in shares) | shares			18,856,680	14,533,973		18,156,060
Ordinary Shares [Member]
Share capital, Disclosure [Abstract]
Shares issued and fully paid at beginning of period (in shares) | shares			363,583,328	436,800,513		229,674,479
Shares issued and fully paid at beginning of period			$ 47,200,000	$ 65,800,000		$ 39,700,000
Shares issued to satisfy option awards (in shares) | shares			1,518,327	6,109,091		1,894,673
Shares issued to satisfy option awards			$ 100,000	$ 100,000		$ 200,000
Shares utilized to satisfy option awards (in shares) | shares			(556,278)	(4,804,817)		0
Shares utilized to satisfy option awards			$ 0	$ 0		$ 0
Share reorganization (in shares) | shares			0	(74,521,459)		(16,935,536)
Share reorganization			$ 0	$ (18,700,000)		$ (2,900,000)
Shares issued relating to acquisition of the HPE Software business (in shares) | shares			0	0		222,166,897
Shares issued relating to acquisition of the HPE Software business			$ 0	$ 0		$ 28,800,000
Shares issued and fully paid at end of period (in shares) | shares			364,545,377	363,583,328		436,800,513
Shares issued and fully paid at end of period			$ 47,300,000	$ 47,200,000		$ 65,800,000
Nominal value per share (in pounds per share) | £ / shares								£ 0.1	£ 0.1	£ 0.1
B Shares [Member]
Share capital, Disclosure [Abstract]
Shares issued and fully paid at beginning of period (in shares) | shares			0	0		0
Shares issued and fully paid at beginning of period			$ 0	$ 0		$ 0
Shares issued to satisfy option awards (in shares) | shares			0	413,784,754		229,799,802
Shares issued to satisfy option awards			$ 0	$ 1,800,000,000		$ 500,000
Redemption of shares (in shares) | shares			0	(413,784,754)		(229,799,802)
Redemption of shares			$ 0	$ (1,800,000,000)		$ (500,000)
Shares issued and fully paid at end of period (in shares) | shares			0	0		0
Shares issued and fully paid at end of period			$ 0	$ 0		$ 0
Nominal value per share (in pounds per share) | £ / shares								335.859391	335.859391
Deferred Class D Shares [Member]
Share capital, Disclosure [Abstract]
Shares issued and fully paid at beginning of period (in shares) | shares			0	0		0
Shares issued and fully paid at beginning of period			$ 0	$ 0		$ 0
Issue of deferred shares (in shares) | shares			0	74,521,459		0
Issue of deferred shares			$ 0	$ 0		$ 0
Redemption of shares (in shares) | shares			0	(74,521,459)		0
Redemption of shares			$ 0	$ 0		$ 0
Shares issued and fully paid at end of period (in shares) | shares			0	0		0
Shares issued and fully paid at end of period			$ 0	$ 0		$ 0
Nominal value per share (in pounds per share) | £ / shares								£ 0.1	£ 0.1	£ 0.1

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.
[2]	In accordance with the requirements of IFRS 16 "Leases" the results for the 12 months ended October 31, 2019 have not been restated.
[3]	In accordance with the requirements of IFRS 16 "Leases" the results for the 18 months ended October 31, 2018 have not been restated.